SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 18, 2019	Dec. 18, 2018	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	Feb. 28, 2018
Research and development expense				$ 231,791	$ 861,581
Cash and Cash Equivalents			$ 91,177	$ 51,551	$ 17,548	$ 10,051	$ 51,451
Acquisition Agreement [Member]
Stock consideration, issuable	24,000,000
Cash consideration	$ 288,000,000	$ 288,000,000
Cash consideration desription	For payment of the Cash Consideration, the Company will dedicate 40% of the net proceeds received in any future public or private equity offerings for gross proceeds of at least $20,000,000 (before deducting any underwriter or placement agent’s discount and commissions and any offering expenses) to pay to Butterfly Effect Media’s equity holders, until the total amount of the Cash Consideration is paid in full without the obligation to pay any interest thereon.
Copyrights [Member] | Maximum [Member]
Licensed term			10 years
Copyrights [Member] | Minimum [Member]
Licensed term			3 years